LOANS - Troubled Debt Restructurings on Financing Receivables (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
Number of Loans | loan	30,027	16,304	14,960
Pre-Modification Recorded Investment	$ 112,369,407	$ 59,448,923	$ 53,429,526
Post-Modification Recorded Investment	$ 109,298,845	$ 57,151,843	$ 50,752,882
Number of Loans | loan	7,815	4,179	3,801
Pre-Modification Recorded Investment	$ 19,226,947	$ 9,780,609	$ 7,755,585
Live Check Consumer Loans
Number of Loans | loan	6,238	2,303	2,127
Pre-Modification Recorded Investment	$ 11,025,593	$ 4,357,450	$ 3,688,912
Post-Modification Recorded Investment	$ 10,869,297	$ 4,265,687	$ 3,588,117
Number of Loans | loan	2,252	844	787
Pre-Modification Recorded Investment	$ 3,883,391	$ 1,568,070	$ 1,248,879
Premier Consumer Loans
Number of Loans | loan	999	476	485
Pre-Modification Recorded Investment	$ 6,521,316	$ 2,951,288	$ 3,185,328
Post-Modification Recorded Investment	$ 6,367,261	$ 2,850,034	$ 3,090,506
Number of Loans | loan	182	99	92
Pre-Modification Recorded Investment	$ 1,065,631	$ 516,895	$ 480,080
Other Consumer Loans
Number of Loans | loan	21,599	12,752	11,463
Pre-Modification Recorded Investment	$ 85,662,652	$ 46,992,778	$ 41,709,966
Post-Modification Recorded Investment	$ 83,162,166	$ 45,056,454	$ 39,405,511
Number of Loans | loan	5,196	3,094	2,735
Pre-Modification Recorded Investment	$ 13,211,867	$ 7,082,463	$ 5,523,962
Real Estate Loans
Number of Loans | loan	26	28	39
Pre-Modification Recorded Investment	$ 238,274	$ 346,960	$ 465,759
Post-Modification Recorded Investment	$ 236,228	$ 346,735	$ 453,611
Number of Loans | loan	2	0	4
Pre-Modification Recorded Investment	$ 5,217	$ 0	$ 27,476
Sales Finance Contracts
Number of Loans | loan	1,165	745	846
Pre-Modification Recorded Investment	$ 8,921,572	$ 4,800,447	$ 4,379,561
Post-Modification Recorded Investment	$ 8,663,893	$ 4,632,933	$ 4,215,137
Number of Loans | loan	183	142	183
Pre-Modification Recorded Investment	$ 1,060,841	$ 613,181	$ 475,188